Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of operating segments [line items]
Sales		$ 1,016,045		$ 1,065,053
Cost of sales, excluding depletion		228,171		267,621
Depletion		214,434		231,952
Gain on disposal		5,027		155,868
Net earnings		537,644		669,126
Cash Flow From Operations		750,809		743,424
Total Assets		7,031,185		6,759,906
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(38,165)		(35,831)
Cash Flow From Operations		(36,025)		(35,073)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(5,510)		(5,586)
Cash Flow From Operations		(4,230)		(4,135)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		34,271		7,449
Cash Flow From Operations		32,007		6,393
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(1,414)		(509)
Cash Flow From Operations		(6,192)		(171)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(40,823)		(60,833)
Cash Flow From Operations		(38,154)		(57,103)
Total Assets		908,744		1,052,887
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(22,744)		(20,060)
Cash Flow From Operations		(16,675)		(18,411)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(7,261)		(6,296)
Cash Flow From Operations		(7,039)		(5,706)
Gold interests [member]
Disclosure of operating segments [line items]
Sales		644,131		529,698
Cost of sales, excluding depletion		148,972		138,468
Depletion		124,903		102,679
Impairment Charge (Reversal / Gain on Disposal)	[1]			(1,719)
Net earnings		370,256		286,832
Cash Flow From Operations		494,613		391,466
Total Assets		3,984,049		3,628,121
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		399,936	[2]	296,145	[3]
Cost of sales, excluding depletion		85,382	[2]	68,211	[3]
Depletion		71,878	[2]	54,677	[3]
Net earnings		242,676	[2]	173,257	[3]
Cash Flow From Operations		314,555	[2]	227,933	[3]
Total Assets		2,681,419	[2]	2,383,262	[3]
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[5]	37,432	[4]	39,211	[3]
Cost of sales, excluding depletion	[5]	7,596	[4]	8,706	[3]
Depletion	[5]	20,931	[4]	23,753	[3]
Net earnings	[5]	8,905	[4]	6,752	[3]
Cash Flow From Operations	[5]	29,554	[4]	30,789	[3]
Total Assets	[5]	262,485	[4]	283,416	[3]
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		95,672		54,868
Cost of sales, excluding depletion		20,315		12,520
Depletion		15,318		8,206
Net earnings		60,039		34,142
Cash Flow From Operations		75,357		42,348
Total Assets		80,265		95,583
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		11,593	[6]	47,653	[7]
Cost of sales, excluding depletion		6,191	[6]	19,995	[7]
Depletion		1,250	[6]	1,252	[7]
Impairment Charge (Reversal / Gain on Disposal)	[1],[7]			(1,719)
Net earnings		4,152	[6]	24,687	[7]
Cash Flow From Operations		5,137	[6]	27,610	[7]
Total Assets		603,689	[6]	494,143	[7]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		82,656		75,238
Cost of sales, excluding depletion		26,499		26,053
Depletion		11,143		10,858
Net earnings		45,014		38,327
Cash Flow From Operations		56,157		49,186
Total Assets		144,722		155,865
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		16,842		16,583
Cost of sales, excluding depletion		2,989		2,983
Depletion		4,383		3,933
Net earnings		9,470		9,667
Cash Flow From Operations		13,853		13,600
Total Assets		211,469		215,852
Silver interests [member]
Disclosure of operating segments [line items]
Sales		338,594		471,003
Cost of sales, excluding depletion		72,296		115,058
Depletion		68,991		112,605
Gain on disposal	[1]	5,027		166,198
Net earnings		202,334		409,538
Cash Flow From Operations		264,144		354,411
Total Assets		1,557,458		1,485,085
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		50,913		44,798
Cost of sales, excluding depletion		13,197		12,440
Depletion		13,364		12,937
Net earnings		24,352		19,421
Cash Flow From Operations		37,716		32,358
Total Assets		179,583		192,947
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		101,514	[4]	174,635	[3]
Cost of sales, excluding depletion		19,010	[4]	34,657	[3]
Depletion		17,442	[4]	28,344	[3]
Net earnings		65,062	[4]	111,634	[3]
Cash Flow From Operations		82,504	[4]	139,978	[3]
Total Assets		276,232	[4]	293,674	[3]
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		86,855		107,794	[3]
Cost of sales, excluding depletion		17,203		21,622	[3]
Depletion		25,838		34,684	[3]
Net earnings		43,814		51,488	[3]
Cash Flow From Operations		69,652		85,824	[3]
Total Assets		519,530		545,368	[3]
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales		99,312	[8]	143,776	[3],[9]
Cost of sales, excluding depletion		22,886	[8]	46,339	[3],[9]
Depletion		12,347	[8]	36,640	[3],[9]
Gain on disposal	[1]	5,027	[8]	166,198	[9],[10]
Net earnings		69,106	[8]	226,995	[3],[9]
Cash Flow From Operations		74,272	[8]	96,251	[3],[9]
Total Assets		582,113	[8]	453,096	[3],[9]
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		18,496		32,160
Cost of sales, excluding depletion		3,360		5,687
Depletion		6,145		6,018
Net earnings		8,991		20,455
Cash Flow From Operations		15,135		26,472
Total Assets		220,667		226,812
Platinum Interests [member] | Platinum Interest Marathon [Member]
Disclosure of operating segments [line items]
Total Assets		9,451	[11]	9,428	[12]
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales		14,824	[4]	32,192
Cost of sales, excluding depletion		3,543	[4]	8,408
Depletion		14,395	[4]	10,650
Net earnings		(3,114)	[4]	13,134
Cash Flow From Operations		15,071	[4]	28,178
Total Assets		350,816	[4]	357,573
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		1,016,045		1,065,053
Cost of sales, excluding depletion		228,171		267,621
Depletion		214,434		231,952
Gain on disposal	[1]	5,027		164,479
Net earnings		578,467		729,959
Cash Flow From Operations		788,963		800,527
Total Assets		$ 6,122,441		$ 5,707,019

[1]	See Note 13 for more information.
[2]	As it relates to mine operator concentration risk: a. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2023 were 45% of the Company’s total revenue. b. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2023 were 10% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations
[3]	As it relates to mine operator concentration risk: d. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2022 were 35% of the Company’s total revenue. e. The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2022 were 14% of the Company’s total revenue. f. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2022 were 16% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations
[4]	As it relates to mine operator concentration risk: a.The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2023 were 45% of the Company’s total revenue. b. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2023 were 10% of the Company’s total revenue. c.The counterparty obligations under the Constancia and 777 PMPA are guaranteed by the parent company Hudbay Minerals Inc (“Hudbayt”). Total revenues relative to Hudbay during the year ended December 31, 2023 were 15% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations
[5]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[6]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato gold interest as well as the non-operating Minto, Copper World, 777, Santo Domingo, Fenix, Blackwater, Curipamba, Marathon, Goose, Cangrejos and Curraghinalt gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[7]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Minto and Marmato gold interests as well as the non-operating 777, Copper World, Santo Domingo, Blackwater, Fenix, Goose, Marathon and Curipamba gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[8]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating Stratoni, Aljustrel, Minto, Pascua-Lama, Copper World, 777, Navidad, Blackwater, Curipamba and Mineral Park silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the second quarter of 2025.
[9]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Minto, Cozamin and Marmato silver interests, the non-operating 777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World, Blackwater and Curipamba silver interests and the previously owned Yauliyacu and Keno Hill silver interests. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the second quarter of 2025. On September 7, 2022, the Keno Hill PMPA was terminated in exchange for $141 million of Hecla common stock. On December 14, 2022 the Yauliyacu PMPA was terminated in exchange for a cash payment of $132 million.
[10]	As it relates to mine operator concentration risk: c. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2022 were 35% of the Company’s total revenue. d.The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2022 were 14% of the Company’s total revenue. e. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2022 were 16% of the Company’s total revenue. Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations
[11]	Other platinum interests comprised of the non-operating Marathon and Platreef platinum interests.
[12]	Other platinum interest comprised of the non-operating Marathon platinum interest.